Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 140,343	$ 45,486	$ (149,451)
Weighted-average number of common shares outstanding - Basic (in shares)	210,552,173	210,386,761	208,378,442
Incremental shares from vesting of restricted share units (in shares)	74,925	154,802	287,965
Weighted-average number of common shares outstanding - Diluted (in shares)	210,627,098	210,541,563	208,666,407
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.67	$ 0.22	$ (0.72)
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.67	$ 0.22	$ (0.72)